Summary of Significant Accounting Policies - Principles of Consolidation (Details) $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($) mi	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Accounting Policies [Abstract]
Ownership interests in certain subsidiaries under equity method investment, maximum	100.00%
Schedule of Equity Method Investments [Line Items]
Investments	$ 147.2	$ 120.4
Equity method investments	87.6	59.1	$ 25.9
Deferred investment tax credit	$ 2.6	$ 2.9
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	24.50%	35.00%	35.00%
UGI PennEast, LLC | PennEast
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Equity method investments	$ 72.6	$ 51.0
PennEast
Schedule of Equity Method Investments [Line Items]
Area of natural gas pipeline to be constructed (in miles) | mi	120
Pipeline contract term	15 years